FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 1	SFr 15
Net gains/(losses) of which related to credit risk - on assets	(6)	6
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	789	1,495
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	205	171
Net gains/(losses) of which related to credit risk - on assets	1	1
Loans
Gains (losses) on financial instruments
Net gains/(losses)	(247)	558
Net gains/(losses) of which related to credit risk - on assets	(575)	74
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	416	460
Net gains/(losses) of which related to credit risk - on assets	(19)	111
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(39)	(36)
Net gains/(losses) of which related to credit risk - on liabilities	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(82)	(389)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(16)	(559)
Net gains/(losses) of which related to credit risk - on liabilities	1	1
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	1,270	(6,058)
Net gains/(losses) of which related to credit risk - on liabilities	14	3
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(102)	76
Net gains/(losses) of which related to credit risk - on liabilities	(124)	39
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	1	15
Net gains/(losses) of which related to credit risk - on assets	(6)	6
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	789	1,495
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	205	171
Net gains/(losses) of which related to credit risk - on assets	1	1
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	(247)	558
Net gains/(losses) of which related to credit risk - on assets	(575)	74
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	416	460
Net gains/(losses) of which related to credit risk - on assets	(19)	111
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(39)	(36)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(82)	(389)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(16)	(559)
Net gains/(losses) of which related to credit risk - on liabilities	1	1
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	1,842	(5,689)
Net gains/(losses) of which related to credit risk - on liabilities	14	3
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(102)	76
Net gains/(losses) of which related to credit risk - on liabilities	SFr (124)	SFr 39